Debt - Principal Amounts of Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 752
2019	1,152
2020	602
2021	1,351
2022	1,402
Due after 5 years	1,420
Amount outstanding	$ 6,679	$ 9,376